UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30,2000
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	May 9, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	15

Form 13F Information Table Value Total:	$99,284 (in 1000's)


List of Other Included Managers:  NONE







Name of Issuer
Title of
Class
CUSIP
Value (x$1000)
SHRS
Investment
Other
Voting Authority




Discretion
Managers


Ciena Corp
COM
171779101
835
20,000
Sole
None
20,000

Corvis Corp
COM
221009103
1055
150,000
Sole
None
150,000

E M C Corp Mass
COM
268648102
588
20,000
Sole
None
20,000

General Elec Co
COM
369604103
6879
164,327
Sole
None
164,327

Goldman Sachs Group INC
COM
38141G104
1702
20,000
Sole
None
20,000

Global Crossing LTD
COM
G3921A100
599
44,400
Sole
None
44,400

Intel Corp
COM
458140100
12142
461,437
Sole
None
461,437

International Rectifier Corp
COM
460254105
810
20,000
Sole
None
20,000

JDS Uniphase
COM
46612J101
3920
212,594
Sole
None
212,594

Juniper Networks INC
COM
480203R104
759
20,000
Sole
None
20,000

Merck & Co
COM
589331107
11623
153,131
Sole
None
153,131

Microsoft Corp
COM
594918104
11809
215,943
Sole
None
215,943

Pfizer Inc
COM
717081103
9015
220,141
Sole
None
220,141

Schwab (Charles) Corp
COM
808513105
10087
654,177
Sole
None
654,177

Weyerhaeuser Co
COM
962166104
27462
540,695
Sole
None
540,695